Share-Based Payments - Schedule of Provides the Inputs Range (Details) - $ / shares			12 Months Ended
	Sep. 13, 2024	Apr. 15, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provides the Inputs Range [Line Items]
Dividend yield (%)
Expected volatility (%)	114.00%	126.00%
Risk-free interest rate (%)	3.66%	4.65%
Exercise multiple (in Dollars per share)	$ 6.89	$ 5.65
Bottom of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)					119.00%
Risk-free interest rate (%)					3.45%
Exercise multiple (in Dollars per share)					$ 2.2
Top of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)					124.00%
Risk-free interest rate (%)					3.47%
Exercise multiple (in Dollars per share)					$ 2.8
Incremental fair value [member]
Schedule of Provides the Inputs Range [Line Items]
Dividend yield (%)
Incremental fair value [member] | Bottom of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)			116.00%	118.00%	118.00%
Risk-free interest rate (%)			4.12%	3.74%	3.81%
Exercise multiple (in Dollars per share)			$ 2.2	$ 2.2	$ 2.2
Incremental fair value [member] | Top of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)			119.00%	119.00%	124.00%
Risk-free interest rate (%)			4.58%	4.48%	4.59%
Exercise multiple (in Dollars per share)			$ 2.8	$ 2.8	$ 2.8